SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share-Based Payment Arrangements [Abstract]
Schedule of total expenses for share based payment plans
The total expenses for share based payment plans in 2020, 2019 and 2018 is specified as follows:

Share-based compensation	2020	2019	2018
Board of Management options	75	557	395
Employee options	2,594	2,157	1,285
Long term incentive plan	4,642	1,735	1,501
Bonus shares	45	—	708
Balance at December 31	7,356	4,449	3,889

Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date

	2020	2019
Expected time to maturity (employees)	1-4 years	1-4 years
Expected time to maturity (Board of Management)	not applicable	0.7 years
Volatility (employees)	53% - 60%	54% - 58%
Volatility (Board of Management)	not applicable	56%
Risk-free interest rate (employees)	(0.52)% - (0.27)%	(0.36)% - (0.30)%
Risk-free interest rate (Board of Management)	not applicable	0.25%

Schedule of range of assumptions used in the Monte Carlo simulation

	2020	2019	2018
Volatilities	54%	56%	56%
Risk-free interest rates	(0.24)%	(0.21)%	(0.41)%
Dividend yields	0.00%	0.00%	0.00%

Overview of number of LTIP shares granted, fair value per share, forfeited or issued
An overview of the number of LTIP shares granted in 2018-2020 and in total as well as the fair value per share award is as follows:

Participant category	2020	2019	2018	Total
Non Executive members of the Board of Directors	—	205,000	100,000	305,000
Executive Members of the Board of Directors	—	201,050	130,131	331,181
Executive Committee	105,000	326,807	186,220	618,027
Senior managers	930,000	1,830,000	965,000	3,725,000
Total	1,035,000	2,562,857	1,381,351	4,979,208
Fair value per share award (€)	0.752	0.345	0.671
The following table provides an overview of LTIP shares granted, forfeited or issued in 2018-2020 as well as the number of LTIP shares reserved at December 31, 2020:

Participant category	Granted	Forfeited	Not vested	Reserved at December 31, 2020
Non Executive members of the Board of Directors	305,000	(20,000)	(46,187)	238,813
Executive Members of the Board of Directors	331,181	0	(97,273)	233,908
Executive Committee	618,027	(85,005)	(76,432)	456,590
Senior managers	3,725,000	(81,210)	(619,969)	3,023,821
Total	4,979,208	(186,215)	(839,861)	3,953,132
The following table gives an overview of movements in number of LTIP shares of the Non-Executive members of the Board of Directors and / or of the former Board of Supervisory Directors:

Amounts in € ‘000	Year	Granted	Settled	Forfeited	Not vested	Reserved at December 31, 2020
J.H.L. Ernst	2020	—	—	—	—	—
	2019	40	—	(40)	—	—
	2018	25	—	(25)	—	—
J.Blaak	2020	—	—	—	—	—
	2019	—	—	—	—	—
	2018	—	—	—	—	—
J.B. Ward	2020	—	—	—	—	—
	2019	35	—	—	—	35
	2018	25	—	—	—	25
A. de Winter	2020	—	—	—	—	—
	2019	40	—	—	—	40
	2018	25	—	—	—	25
P. Sekhri	2020	—	—	—	—	—
	2019	50	—	—	—	50
	2018	30	—	—	—	30
D. Jorn	2020	—	—	—	—	—
	2019	40	—	—	—	40
J. Egberts	2020	—	—	—	—	—
	2019	—	—	—	—	—
	2018	20	—	(20)	—	—
B. Yanni	2020	—	—	—	—	—
M. Pykett	2020	—	—	—	—	—
Total	2020	—	—	—	—	—
	2019	205	—	(40)	—	165
	2018	125	—	(45)	—	80

Schedule of range of exercise prices of outstanding share options
Exercise prices of options outstanding at December 31, 2020, December 31, 2019 and December 31, 2018 and the exercise values are in the following ranges:

	2020		2019		2018
Exercise prices in €	Number	Exercise value in €’000	Number	Exercise value in €’000	Number	Exercise value in €’000
0.063 - 0.25	3,225,000	674	4,737,500	990	6,578,837	1,375
0.25 - 0.50	6,742,863	2,259	9,187,537	3,100	14,757,996	4,994
0.50 – 0.75	12,974,375	9,458	13,202,500	9,625	824,121	416
0.75 – 2.50	27,164,250	24,686	13,200,000	11,324	12,160,002	11,466
Balance at December 31	50,106,488	37,077	40,327,537	25,039	34,320,956	18,251

Schedule of number and weighted average exercise prices of share options	An overview of activity in the number of options for the years 2020, 2019 and 2018 is as follows:

	2020		2019		2018
	Number	Weighted Average Exercise Price (€)	Number	Weighted Average Exercise Price (€)	Number	Weighted Average Exercise Price (€)
Balance at January 1	40,327,537	0.923	34,320,956	0.532	54,901,629	0.408
Expired	(3,281)	0.294	(4,430,757)	1.022	(76,702)	0.071
Granted pre 2018					525,453	0.335
Exercised	(5,343,268)	0.443	(7,913,912)	0.344	(26,993,174)	0.291
Granted under plan for:
Board of Management	—	—	4,400,000	0.805	—	—
Employees	15,536,750	0.974	14,085,000	0.734	6,320,000	0.770
Forfeited under plan for:
Board of Management	—	—	—	—	—	—
Employees	(411,250)	0.521	(133,750)	0.712	(356,250)	0.320
Balance at December 31	50,106,488	0.740	40,327,537	0.923	34,320,956	0.532
- Vested	19,675,875	0.583	12,797,424	0.401	16,614,702	0.302
- Unvested	30,430,613	0.842	27,530,113	0.719	17,706,254	0.757
Exercise prices of options outstanding at December 31, 2020, December 31, 2019 and December 31, 2018 and the exercise values are in the following ranges:

	2020		2019		2018
Exercise prices in €	Number	Exercise value in €’000	Number	Exercise value in €’000	Number	Exercise value in €’000
0.063 - 0.25	3,225,000	674	4,737,500	990	6,578,837	1,375
0.25 - 0.50	6,742,863	2,259	9,187,537	3,100	14,757,996	4,994
0.50 – 0.75	12,974,375	9,458	13,202,500	9,625	824,121	416
0.75 – 2.50	27,164,250	24,686	13,200,000	11,324	12,160,002	11,466
Balance at December 31	50,106,488	37,077	40,327,537	25,039	34,320,956	18,251